EQUITY - Common and preferred shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common shares
EQUITY
Authorized capital	1,500,000,000
Reconciliations of common and preferred outstanding shares
Balance at beginning of the year	571,929,945	571,929,945	571,929,945
Balance at end of year	571,929,945	571,929,945	571,929,945
Preferred shares
EQUITY
Authorized capital	3,000,000,000
Shares exercise period, excluding public offerings	30 days
Shares exercise period for public offering	10 days
Reconciliations of common and preferred outstanding shares
Balance at beginning of the year	1,133,816,901	1,129,231,487	1,127,010,827
Acquisition of Treasury shares	(44,564,000)
Exercise of long-term incentive plan	2,377,494	4,585,414	2,220,660
Balance at end of year	1,091,630,395	1,133,816,901	1,129,231,487